Interest-bearing Financial Liabilities - Additional Information (Detail) $ in Millions				12 Months Ended
	Jun. 23, 2020 USD ($)	Oct. 11, 2019	Oct. 10, 2019	Dec. 31, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱)	Jun. 30, 2020 PHP (₱)	May 31, 2020 PHP (₱)	Apr. 30, 2020 PHP (₱)	Mar. 31, 2020 PHP (₱)	Dec. 31, 2018 PHP (₱)
Disclosure Of Detailed Information About Borrowings [Line Items]
Unamortized Debt Discount				₱ 1,262,000,000	₱ 491,000,000					₱ 418,000,000
Short-term debt				₱ 0
Percentage of dollar portion of debt				18.00%	9.00%
Total debt to EBITDA ratio		400.00%	300.00%
Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured short term debt								₱ 4,000,000,000	₱ 6,000,000,000
Unsecured Short Term Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate								5.75%	5.00%
U.S. Dollar Global Notes [Member] | Senior Unsecured Fixed-rate Notes With Coupon of 2.50% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.50%
Perpetual notes issued | $	$ 300
Borrowings, maturity	10-year
U.S. Dollar Global Notes [Member] | Senior Unsecured Fixed-rate Notes With Coupon of 3.45% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	3.45%
Perpetual notes issued | $	$ 300
Borrowings, maturity	30-year
U.S. Dollar Global Notes [Member] | 2031 Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	January 23, 2031
U.S. Dollar Global Notes [Member] | 2050 Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	June 23, 2050
5.2250% 7-year fixed rate bonds due 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate		5.225%
Borrowings, maturity		7-Year
5.2813% 10-year fixed rate bonds due 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate		5.2813%
Borrowings, maturity		10-Year
Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepaid outstanding short-term debt							₱ 4,000,000,000
PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepaid outstanding short-term debt							₱ 3,000,000,000
Prepaid remaining short-term debt						₱ 3,000,000,000